Nontrade Receivables and Allowance for Credit Losses (Detail) - Non Trade Receivable - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 110	$ 91	$ 80
Allowance for credit losses	(39)	(33)	(20)	$ (18)
Net nontrade receivable	71	58	60
Agents
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	40	41	23
Allowance for credit losses	(39)	(33)	(20)
Net nontrade receivable	1	8	3
Reinsurer
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	70	50	57
Net nontrade receivable	$ 70	$ 50	$ 57